Earnings Per Share - Schedule of Basic Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss	$ (49,858,355)	$ (26,948,922)
Weighted average number of common shares outstanding	85,322,944	68,401,442
Basic net loss per common share	$ (0.58)	$ (0.33)